Income Taxes (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Components of the Company's loss before income tax expense
Loss before income tax provision	$ (7,626,000)	$ (2,000)	$ (2,000)	$ (11,708,000)	$ (11,912,000)
Provision for income taxes	$ 0			$ 0
Evolv Technologies Holdings, Inc.
Components of the Company's loss before income tax expense
United States						$ (27,066,000)	$ (19,238,000)
Foreign						(326,000)	(619,000)
Loss before income tax provision						(27,392,000)	(19,857,000)
Provision for income taxes						$ 0	$ 0